Note Payable (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note Payable [Abstract]
Unsecured note payable, total		$ 15,000
Unsecured note payable, annual interest rate (in Percent)		6.00%
Repayment of unsecured note and related interest	$ 2,020